Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring Amounts Recovered			$ 2,600
Restructuring liabilities	$ 900	$ 700
Restructuring charges	5,632	1,677	$ 11,579
Restructuring liabilities	900	$ 700
Other Noncurrent Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities	600
Restructuring liabilities	$ 600